Loan Payable Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Loan Payable Disclosure	7.Loan Payable As at December 31, 2020, the Company owed $176,312 (CAD$224,487) (2019 - $172,842 (CAD$224,487)) to an unrelated party, which is non-interest bearing, unsecured, and due on demand.